Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

5. Segment reporting

Management considers that there are two operating business segments and a corporate segment: (i) capital provision, which comprises provision of capital to the legal industry or in connection with legal matters, both directly and through investment in the Group’s managed funds; (ii) asset management and other services, which includes the provision of services to the legal industry, including litigation insurance; and (iii) other corporate.

The tables on the following pages set forth financial data for the Group’s reportable business segments for the years ended December 31, 2021, 2020 and 2019:

		Asset		Total	Adjustment for
($ in thousands)	Capital	management and	Other	Burford-only	third-party	Total
December 31, 2021	provision	other services	corporate	segments	interests(1)	consolidated
Capital provision income	99,754	-	-	99,754	27,795	127,549
Management fee income	-	10,510	-	10,510	(1,843)	8,667
Performance fee income	-	5,729	-	5,729	-	5,729
Income from BOF-C	-	9,798	-	9,798	(9,798)	-
Other services income	-	6,320	774	7,094	1,091	8,185
Income/(expense) relating to third-party interests in capital provision assets	-	-	-	-	2,028	2,028
Total segment income*	99,754	32,357	774	132,885	19,273	152,158

Operating expenses	(87,420)	(33,280)	(21,488)	(142,188)	(3,635)	(145,823)
Total segment expenses	(87,420)	(33,280)	(21,488)	(142,188)	(3,635)	(145,823)

Income/(loss) from operations	12,334	(923)	(20,714)	(9,303)	15,638	6,335

Other expense
Finance costs	(52,537)	(1,360)	(4,750)	(58,647)	-	(58,647)
Loss on debt buyback	(1,477)	(38)	(134)	(1,649)	-	(1,649)
Foreign currency transactions gains/(losses), net	-	-	(5,482)	(5,482)	-	(5,482)
Loss before taxation	(41,680)	(2,321)	(31,080)	(75,081)	15,638	(59,443)
Benefit from (provision for) income taxes	11,060	3,089	(11,134)	3,015	-	3,015
Net loss after taxation	(30,620)	768	(42,214)	(72,066)	15,638	(56,428)
Net income attributable to non-controlling interests	-	-	-	-	(15,638)	(15,638)
Net loss	(30,620)	768	(42,214)	(72,066)	-	(72,066)
Change in foreign currency translation adjustments	-	-	(2,443)	(2,443)	-	(2,443)
Comprehensive loss per segment	(30,620)	768	(44,657)	(74,509)	-	(74,509)
*Includes the following revenue from contracts with customers for Services transferred over time		32,357		32,357		32,357

(1)
(1)	Adjusts for third-party interests in non-wholly owned consolidated entities which include BOF-C and the Strategic Value Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in or owner of those entities.

		Asset		Total	Adjustment for
($ in thousands)	Capital	management and	Other	Burford-only	third-party	Total
December 31, 2020	provision	other services	corporate	segments	interests(1)	consolidated
Capital provision income	320,023	-	-	320,023	20,080	340,103
Management fee income	-	11,454	-	11,454	(2,748)	8,706
Performance fee income	-	6,400	-	6,400	-	6,400
Income from BOF-C	-	6,630	-	6,630	(6,630)	-
Other services income	-	2,585	315	2,900	65	2,965
Unrealized gain/(loss) relating to third-party interests in capital provision assets	-	-	-	-	947	947
Total segment income*	320,023	27,069	315	347,407	11,714	359,121
						-
Operating expenses	(55,139)	(24,254)	(37,228)	(116,621)	(3,959)	(120,580)
Total segment expenses	(55,139)	(24,254)	(37,228)	(116,621)	(3,959)	(120,580)

Income/(loss) from operations	264,884	2,815	(36,913)	230,786	7,755	238,541

Other income (expense)
Finance costs	(36,316)	-	(2,732)	(39,048)	-	(39,048)
Foreign currency transactions gains/(losses), net	-	-	10,314	10,314	432	10,746
Income/(loss) before taxation	228,568	2,815	(29,331)	202,052	8,187	210,239
Income tax expense	(35,080)	(2,647)	790	(36,937)	-	(36,937)
Net income/(loss) after taxation	193,488	168	(28,541)	165,115	8,187	173,302
Net income attributable to non-controlling interests	-	-	-	-	(8,187)	(8,187)
Net income/(loss)	193,488	168	(28,541)	165,115	-	165,115
Change in foreign currency translation adjustments	-	-	(10,206)	(10,206)	-	(10,206)
Comprehensive income/(loss) per segment	193,488	168	(38,747)	154,909	-	154,909
*Includes the following revenue from contracts with customers for Services transferred over time	-	27,069	-	27,069	-	27,069
(1)	Adjusts for third-party interests in non-wholly owned consolidated entities which include BOF-C and the Strategic Value Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in or owner of those entities.

		Asset		Total	Adjustment for
($ in thousands)	Capital	management and	Other	Burford-only	third-party	Total
December 31, 2019	provision	other services	corporate	segments	interests(1)	consolidated
Capital provision income	316,823	-	-	316,823	92,333	409,156
Management fee income	-	18,399	-	18,399	(3,239)	15,160
Performance fee income	-	594	-	594	(594)	-
Income from BOF-C	-	7,137	-	7,137	(7,137)	-
Other services income	-	5,678	6,070	11,748	606	12,354
Unrealized gain/(loss) relating to third-party interests in capital provision assets	-	-	-	-	(57,500)	(57,500)
Total segment income**	316,823	31,808	6,070	354,701	24,469	379,170

Operating expenses	(72,252)	(23,704)	(27,635)	(123,591)	(9,100)	(132,691)
Total segment expenses	(72,252)	(23,704)	(27,635)	(123,591)	(9,100)	(132,691)

Income/(loss) from operations	244,571	8,104	(21,565)	231,110	15,369	246,479

Other income/(expense)
Finance costs	(36,423)	-	(2,324)	(38,747)	-	(38,747)
Foreign currency transactions gains (losses), net	-	-	2,016	2,016	(60)	1,956
Income/(loss) before taxation	208,148	8,104	(21,873)	194,379	15,309	209,688
Income tax expense	(10,826)	89	(2,680)	(13,417)	-	(13,417)
Net income/(loss) after taxation	197,322	8,193	(24,553)	180,962	15,309	196,271
Net income attributable to non-controlling interests	-	-	-	-	(15,309)	(15,309)
Net income/(loss)	197,322	8,193	(24,553)	180,962	-	180,962
Change in foreign currency translation adjustments	-	-	(17,525)	(17,525)	-	(17,525)
Comprehensive income/(loss) per segment	197,322	8,193	(42,078)	163,437	-	163,437
*Includes the following revenue from contracts with customers for Services transferred over time	-	31,808	-	31,808	-	31,808
(1)	Adjusts for third-party interests in non-wholly owned consolidated entities which includes BOF-C and the Strategic Value Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in or owner of those entities

The table below sets forth a reconciliation of total consolidated income to the total segment income and expenses for the years ended December 31, 2021, 2020 and 2019:

		Asset
($ in thousands)	Capital	management and	Other	Total
For the year ended December 31, 2021	provision	other services	corporate	segments
Reconciliation: Income
Total consolidated income	129,577	20,716	1,865	152,158
Adjustment for third-party interests	(29,823)	11,641	(1,091)	(19,273)
Total segment income	99,754	32,357	774	132,885

Reconciliation: Expense
Total consolidated expenses	(91,055)	(33,280)	(21,488)	(145,823)
Adjustment for third-party interests	3,635	-	-	3,635
Total segment expenses	(87,420)	(33,280)	(21,488)	(142,188)

For the year ended December 31, 2020
Reconciliation: Income
Total consolidated income	341,050	17,691	380	359,121
Adjustment for third-party interests	(21,027)	9,378	(65)	(11,714)
Total segment income	320,023	27,069	315	347,407

Reconciliation: Expense
Total consolidated expenses	(59,098)	(24,254)	(37,228)	(120,580)
Adjustment for third-party interests	3,959	-	-	3,959
Total segment expenses	(55,139)	(24,254)	(37,228)	(116,621)

For the year ended December 31, 2019
Reconciliation: Income
Total consolidated income	351,656	20,838	6,676	379,170
Adjustment for third-party interests	(34,833)	10,970	(606)	(24,469)
Total segment income	316,823	31,808	6,070	354,701

Reconciliation: Expense
Total consolidated expenses	(81,352)	(23,704)	(27,635)	(132,691)
Adjustment for third-party interests	9,100	-	-	9,100
Total segment expenses	(72,252)	(23,704)	(27,635)	(123,591)

The tables below set forth the Group’s assets and liabilities by reporting segment at December 31, 2021 and 2020:

		Asset		Total	Adjustment for
($ in thousands)	Capital	management and	Other	segments	third-party	Total
For the year ended December 31, 2021	provision	other services	corporate	(Burford-only)	interests	consolidated
Assets
Cash and cash equivalents	90,497	9,446	39,735	139,678	40,577	180,255
Marketable securities	-	-	175,336	175,336	-	175,336
Other assets	20,749	25,081	5,506	51,336	(16,163)	35,173
Due from settlement of capital provision assets	63,447	-	-	63,447	22,864	86,311
Capital provision assets	2,159,453	-	-	2,159,453	741,012	2,900,465
Property and equipment	9,173	3,896	-	13,069	-	13,069
Goodwill & intangible asset	107,991	25,020	1,008	134,019	-	134,019
Deferred tax asset	-	-	78	78	-	78
Total assets	2,451,310	63,443	221,663	2,736,416	788,290	3,524,706

Liabilities
Debt interest payable	12,468	323	1,127	13,918	-	13,918
Other liabilities	83,521	26,719	15,022	125,262	795	126,057
Bonds Payable	916,017	23,708	82,832	1,022,557	-	1,022,557
Capital provision asset subparticipations	-	-	-	-	-	-
Financial liabilities related to third-party interests in capital provision assets	-	-	-	-	398,595	398,595
Deferred tax liability	17,101	-	5,788	22,889	-	22,889
Total liabilities	1,029,107	50,750	104,769	1,184,626	399,390	1,584,016

		Asset		Total	Adjustment for
($ in thousands)	Capital	management and	Other	segments	third-party	Total
For the year ended December 31, 2020	provision	other services	corporate	(Burford-only)	interests	consolidated
Assets
Cash and cash equivalents	170,573	6,926	142,087	319,586	2,499	322,085
Marketable securities	-	-	16,594	16,594	-	16,594
Other assets	23,194	16,994	5,025	45,213	(10,842)	34,371
Due from settlement of capital provision assets	30,708	-	-	30,708	-	30,708
Capital provision assets	1,906,191	-	-	1,906,191	658,551	2,564,742
Property and equipment	13,041	-	2,184	15,225	-	15,225
Goodwill & intangible asset	107,991	25,020	1,021	134,032	-	134,032
Deferred tax asset	-	-	256	256	-	256
Total assets	2,251,698	48,940	167,167	2,467,805	650,208	3,118,013

Liabilities
Debt interest payable	8,887	-	669	9,556	-	9,556
Other liabilities	38,474	577	64,430	103,481	6,266	109,747
Debt issued	621,067	-	46,747	667,814	-	667,814
Capital provision asset subparticipations	-	-	-	-	-	-
Financial liabilities related to third-party interests in capital provision assets	-	-	-	-	400,660	400,660
Deferred tax liability	17,695	-	7,047	24,742	-	24,742
Total liabilities	686,123	577	118,893	805,593	406,926	1,212,519

The table below sets forth a reconciliation of total consolidated assets to the total segment assets and liabilities at December 31, 2021 and 2020:

		Asset
($ in thousands)	Capital	management and	Other	Total
For the year ended December 31, 2021	provision	other services	corporate	segments
Reconciliation: Assets
Total consolidated assets	3,255,763	47,280	221,663	3,524,706
Adjustment for third-party interests	(804,453)	16,163	-	(788,290)
Total segment assets	2,451,310	63,443	221,663	2,736,416

Reconciliation: Liabilities
Total consolidated liabilities	1,428,497	50,750	104,769	1,584,016
Adjustment for third-party interests	(399,390)	-	-	(399,390)
Total segment liabilities	1,029,107	50,750	104,769	1,184,626

For the year ended December 31, 2020
Reconciliation: Assets
Total consolidated assets	2,912,748	38,098	167,167	3,118,013
Adjustment for third-party interests	(661,050)	10,842	-	(650,208)
Total segment assets	2,251,698	48,940	167,167	2,467,805

Reconciliation: Liabilities
Total consolidated liabilities	1,093,049	577	118,893	1,212,519
Adjustment for third-party interests	(406,926)	-	-	(406,926)
Total segment liabilities	686,123	577	118,893	805,593